CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement
Revenue	$ 165,320	$ 138,461
Cost of sales:
Direct production costs	89,603	74,101
Royalties	13,783	8,154
Share-based payments	421	330
Depreciation, depletion and amortization	23,977	28,136
Write down of inventory to net realizable value	1,168	405
Cost of sales	128,952	111,126
Mine operating earnings	36,368	27,335
Expenses:
Exploration and evaluation	17,925	9,756
General and administrative	10,063	12,715
Care and maintenance costs	1,356	5,233
Impairment (reversal of impairment) of non-current assets, net	(16,791)	424
Severance costs	870	0
Write off of exploration properties	715	0
Total expenses	14,138	28,128
Operating earnings (loss)	22,230	(793)
Finance costs	985	1,357
Other income (expense):
Foreign exchange	(1,131)	(1,553)
Gain on asset disposal	5,841	0
Investment and other	3,733	2,649
Total other income (expense)	8,443	1,096
Earnings (loss) before income taxes	29,688	(1,054)
Income tax expense (recovery):
Current income tax expense	3,481	2,993
Deferred income tax expense (recovery)	12,252	(5,206)
Income tax expense	15,733	(2,213)
Net earnings and comprehensive earnings for the year	$ 13,955	$ 1,159
Basic earnings per share based on net earnings (in dollars per share)	$ 0.08	$ 0.01
Diluted earnings per share based on net earnings (in dollars per share)	$ 0.08	$ 0.01
Basic weighted average number of shares outstanding (in shares)	167,289,732	150,901,598
Diluted weighted average number of shares outstanding (in shares)	170,663,883	154,039,714